Fair Value (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	May 10, 2023 $ / shares	Dec. 22, 2022 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Interest rate		3.00%
Ordinary share | $ / shares	$ 1.00		$ 1.00	$ 0.29
Debt instrument discount rate	75.28%
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	3.80
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	8.75
Warrants estimated	2 years 10 months 24 days
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0377
Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.526
Series A 1 Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of share exchange | shares		700,989
Commitment fee | $		$ 23,301,206
Ordinary share | $ / shares		$ 6.80
Series B Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Number of share exchange | shares		3,692,862
Preferred stock, shares authorized | $		$ 6,000,000